Deferred income tax assets and liabilities, net (Details Narrative) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	26.00%	27.00%	29.50%	28.00%	28.00%	30.00%
Other tax rate effects for reconciliation between accounting profit and tax expense (income)			37.00%	39.00%	29.00%
Increased in deferred income tax liability				S/ 22,344	S/ 2,646
Increased in deferred income tax assets				8,529
Higher income tax expense				14,639
Total other comprehensive income			S/ 11,339	S/ 11,039	S/ (4,019)
Percentage of offset future annual taxable profits				50.00%
Deferred tax expense (income) unrecognised increase profit or loss			858	S/ 2,843
Deferred tax liabilities			108,823	139,752
Temporary Differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities			S/ 70,365	S/ 57,615